FEBRUARY  3,  2000


SECURITIES  AND  EXCHANGE  COMMISSION
JUDICIARY  PLAZA
450  FIFTH  STREET,  N.W.
WASHINGTON,  D.C.

         RE:  CALVERT  SOCIAL  INVESTMENT  FUND
         2-75106  AND  811-3334

         IN  LIEU  OF  FILING  UNDER  PARAGRAPH  (B)  OR (C) OF SECTION 497, THE
ABOVE  REGISTRANT  IS  HEREBY  FILING  A  CERTIFICATION  THAT:

         (1) THE FORM OF STATEMENT OF ADDITIONAL INFORMATION THAT WOULD HAVE BEEN FILED UNDER PARAGRAPH (B) OR (C) OF SECTION 497 WOULD NOT HAVE DIFFERED
FROM THE ONE CONTAINED IN THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE JANUARY 31, 2000) OR AMENDMENT; AND

         (2) THE TEXT OF THE MOST RECENT REGISTRATION STATEMENT (EFFECTIVE JANUARY 31, 2000) HAS BEEN FILED ELECTRONICALLY.


         IF YOU HAVE QUESTIONS OR REQUIRE FURTHER INFORMATION, PLEASE CONTACT ME AT 301-951-4881.

                                            SINCERELY,

                                            /S/SUSAN  WALKER  BENDER
                                            ASSOCIATE  GENERAL  COUNSEL